Annual Operating Expenses {- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2060 Fund - Fidelity Freedom Blend 2060 Fund- Class K
	Jul. 13, 2021
Operating Expenses:
Management fee	0.44%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.44%	[1]

[1]	(a)Adjusted to reflect current fees.